Goldman Sachs Managed Futures Strategy Fund Investment Strategy - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Managed Futures Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”), and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits. The Fund’s investments will be made without restriction as to issuer capitalization, country, currency, maturity, or credit rating. The Investment Adviser seeks to identify price trends in various asset classes over short-, medium-, and long-term horizons via a proprietary investment model, in combination with a qualitative overlay. The proprietary investment model uses past asset prices and other market information to seek to determine the direction and the magnitude of the price trend. The investment model tends to have positive view on assets with positive trends and negative view on assets with negative trends. For certain assets where market events produce predictable price patterns, the model adjusts such asset views accordingly. Based on the investment model views, the Fund will take a long or short position in the instrument or asset. Long positions benefit from an increase in price of the underlying instrument or asset, while short positions benefit from a decrease in price of the underlying instrument or asset. The size of the Fund’s position in an instrument or asset will primarily be related to the strength of the overall trend identified by the investment model as well as its forecasted risk. The Fund may make investment decisions that deviate from those generated by the Investment Adviser’s proprietary investment model, at the discretion of the Investment Adviser. In addition, the Investment Adviser may, in its discretion, make changes to its investment model, or use other investment models that are based on the Investment Adviser’s proprietary research. The Fund may implement short positions and may do so by using swaps or futures, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund may use leverage (e.g., by borrowing or through derivatives). As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund may seek exposure to the commodities markets by investing in commodity index-linked structured notes. The Fund may also take long and/or short positions in commodities by investing in other investment companies, ETFs or other pooled investment vehicles. The Fund may also gain exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized as a limited liability company under the laws of the Cayman Islands (the “MFS Subsidiary”). The MFS Subsidiary is advised by the Investment Adviser and seeks to gain commodities exposure. Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the MFS Subsidiary. The MFS Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. Commodity futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of, or economic exposure to the price of, a commodity or a specified basket of commodities at a future time. The value of these commodity-linked derivatives will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked derivatives expose the MFS Subsidiary and the Fund economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the instrument. Neither the Fund nor the MFS Subsidiary invests directly in physical commodities. The MFS Subsidiary may also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as volatility index derivatives and foreign currency transactions (including forward contracts). The Investment Adviser measures the Fund’s performance against the ICE BofAML Three-Month U.S. Treasury Bill Index.